PREPAYMENTS, NET - Impairment loss (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PREPAYMENTS, NET
Balance at the beginning of the period	$ (4,867)	$ (5,002)
Foreign currency translation adjustments	(92)	114
Balance at the end of the period	$ (4,959)	$ (4,888)